Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2015
Valuation And Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts

Schedule II - Valuation and Qualifying Accounts

Years ended December 31, 2015, 2014, and 2013

(In Thousands)

Description (1)	Balance at Beginning of Year	Additions- Charges to (Recovery of) Costs and Expenses	Deductions- Write- offs/Costs Incurred	Balance at End of Year
Accounts receivable - allowance for doubtful accounts:
2015	$684	$224	$383	$525

2014	$262	$422	$—	$684

2013	$304	$(40)	$2	$262

Supplies-reserve for slow-moving items:
2015	$928	$—	$—	$928

2014	$721	$379	$172	$928

2013	$722	$—	$1	$721

Notes receivable - allowance for doubtful accounts:

2015	$970	$—	$—	$970

2014	$970	$—	$—	$970

2013	$970	$—	$—	$970

Deferred tax assets - valuation allowance:
2015	$292	$950	$—	$1,242

2014	$298	$—	$6	$292

2013	$273	$25	$—	$298

(1)	Deducted in the consolidated balance sheet from the related assets to which the reserve applies.

Other valuation and qualifying accounts are detailed in our notes to consolidated financial statements.